UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012
                                               ---------------------------------

Check here if Amendment [_];      Amendment Number:
This Amendment (Check only one.): [_] is a restatement.
                                  [_] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:     Independent Investors Inc.
          ----------------------------------------------------------------------
Address:  181 Smithtown Blvd.
          ----------------------------------------------------------------------
          Nesconset, New York  11767
          ----------------------------------------------------------------------

Form 13F File Number: 28-05873
                      --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Patrick Moloney
          ----------------------------------------------------------------------
Title:    President
          ----------------------------------------------------------------------
Phone:    631-979-2142
          ----------------------------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Patrick Moloney                       Nesconset, New York         05-09-2012
----------------------------------  -------------------------------   ----------
           [Signature]                       [City, State]              [Date]

Report type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager (s).)

[_] 13F COMBINATION REPORT. (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        -------------------

Form 13F Information Table Entry Total: 92
                                        -------------------

Form 13F Information Table Value Total: $174,047
                                        -------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                           Independent Investors, Inc.
                           FORM 13F INFORMATION TABLE

                                                                  FAIR MKT.     SHARES/   INVSTMT    OTHER     VOTING AUTHORITY
NAME OF ISSUER                      TITLE OF CLASS    CUSIP         VALUE       PRN AMT   DSCRETN   MANAGERS  SOLE  SHARED   NONE
--------------                      --------------    -----         -----       -------   -------   --------  ----  ------   ----
3M                                  Common Stock     88579Y101       2947000     33040      SOLE               X
ABBOTT LABORATORIES                 Common Stock     002824100       4011000     65450      SOLE               X
AGILENT TECHNOLOGIES                Common Stock     00846U101        422000      9500      SOLE               X
AIR PRODUCTS & CHEMICALS            Common Stock     009158106        531000      5794      SOLE               X
ALTRIA GROUP INC.                   Common Stock     02209S103        426000     13800      SOLE               X
AMERICAN EXPRESS CO.                Common Stock     025816109        977000     16900      SOLE               X
AMGEN INC.                          Common Stock     031162100       1937000     28500      SOLE               X
ANADARKO PETROLEUM CORPORATION      Common Stock     03251110         399000      5100      SOLE               X
APACHE CORP.                        Common Stock     037411105        215000      2150      SOLE               X
APPLE COMPUTER                      Common Stock     037833100      33438000     55773      SOLE               X
BHP BILLITON LTD ADR                Common Stock     088606108        282000      3900      SOLE               X
BP plc (ADR)                        Common Stock     055622104        954000     21200      SOLE               X
BAKER HUGHES, INC.                  Common Stock     057224107        847000     20200      SOLE               X
BANK OF NY MELLON CORP              Common Stock     064058100        516000     21421      SOLE               X
BANK OF AMERICA CORP                Common Stock     060505104        453000     47429      SOLE               X
BAXTER INTERNATIONAL                Common Stock     071813109       2785000     46600      SOLE               X
BERKSHIRE HATHAWAY INC. CL. "B"     Common Stock     084670207       1561000     19239      SOLE               X
BOEING CORPORATION                  Common Stock     097023105       2519000     33875      SOLE               X
BRISTOL-MYERS SQUIBB                Common Stock     110122108       1805000     53500      SOLE               X
BROADCOM CORP                       Common Stock     111320107        683000     17400      SOLE               X
CATERPILLAR, INC.                   Common Stock     149123101        713000      6700      SOLE               X
CHEVRON TEXACO                      Common Stock     166764100        680000      6350      SOLE               X
CISCO SYSTEMS                       Common Stock     17275R102       1479000     69975      SOLE               X
COCA COLA                           Common Stock     191216100       3723000     50308      SOLE               X
COLGATE-PALMOLIVE COMPANY           Common Stock     194162103       2625000     26850      SOLE               X
CONOCO PHILLIPS                     Common Stock     20825C104        600000      7900      SOLE               X
CORNING INC.                        Common Stock     219350105        436000     31000      SOLE               X
CUMMINS INC.                        Common Stock     231021106        696000      5800      SOLE               X
CYTEC INDUSTRIES                    Common Stock     232820100        492000      8100      SOLE               X
DEERE & COMPANY                     Common Stock     24419910         582000      7200      SOLE               X
DEVON ENERGY CORP.                  Common Stock     25179M103       1301000     18300      SOLE               X
DISNEY (WALT) CO.                   Common Stock     254687106       2262000     51675      SOLE               X
DOVER CORP                          Common Stock     260003108       1718000     27300      SOLE               X
DUPONT DE NEMOURS                   Common Stock     263534109       1595000     30159      SOLE               X
EMC CORPORATION                     Common Stock     26864810         373000     12500      SOLE               X
EMERSON CO.                         Common Stock     291011104       3271000     62700      SOLE               X
EXELIS, INC.                        Common Stock     30162A108        180000     14400      SOLE               X
EXXON MOBIL                         Common Stock     30231G102       7681000     88567      SOLE               X
FAMILY DOLLAR STORES, INC.          Common Stock     307000109        417000      6600      SOLE               X
FEDEX CORP                          Common Stock     31428X106        735000      8000      SOLE               X
FLUOR CORP                          Common Stock     343412102        738000     12300      SOLE               X
GENERAL ELECTRIC                    Common Stock     369604103       3201000    159537      SOLE               X
GOLDMAN SACHS                       Common Stock     38141G104        665000      5350      SOLE               X
GOOGLE, INC.                        Common Stock     38259P508        666000      1040      SOLE               X
HALLIBURTON COMPANY                 Common Stock     406216101        902000     27200      SOLE               X
HOME DEPOT                          Common Stock     437076102        352000      7000      SOLE               X
HONEYWELL INTL                      Common Stock     438516106       3278000     53700      SOLE               X
IBM CORPORATION                     Common Stock     459200101       5173000     24796      SOLE               X
ISHARES MSCI EMERGING MKTS          Common Stock     464287234        300000      7000      SOLE               X
INTEL CORP.                         Common Stock     458140100       1305000     46419      SOLE               X
JP MORGAN CHASE & CO.               Common Stock     46625H100       3541000     77020      SOLE               X
JACOBS ENGINEERING GROUP            Common Stock     469814107       1437000     32400      SOLE               X
JOHNSON & JOHNSON                   Common Stock     478160104       7388000    112022      SOLE               X
JOHNSON CONTROLS, INC.              Common Stock     178366107        204000      6300      SOLE               X
KIMBERLY CLARK                      Common Stock     494368103        701000      9500      SOLE               X
KRAFT FOODS INC                     Common Stock     50075N104        680000     17900      SOLE               X
L-3 COMMUNICATIONS                  Common Stock     502424104        559000      7900      SOLE               X
LILLY (ELI) & CO.                   Common Stock     532457108        603000     15000      SOLE               X
MS BUFFERED JUMP VALUE S&P
  02/27/2015                        Common Stock     61760P205        287000     25000      SOLE               X
MARTIN MARIETTA MATERIALS, INC.     Common Stock     573284106        342000      4000      SOLE               X
MC DONALD'S CORPORATION             Common Stock     580135101       2761000     28150      SOLE               X
MICROSOFT CORPORATION               Common Stock     594918104       2377000     73700      SOLE               X
MONSANTO                            Common Stock     61166W101        239000      3000      SOLE               X
MORGAN STANLEY                      Common Stock     617446448        406000     20675      SOLE               X
NESTLE S A SPONSORED ADR            Common Stock     641069406        245000      3900      SOLE               X
NIKE INC.                           Common Stock     654106103       2006000     18500      SOLE               X
NORFOLK SOUTHERN CORP.              Common Stock     655844108       1329000     20200      SOLE               X
NOVARTIS ADR                        Common Stock     66987V109       1396000     25200      SOLE               X
ORACLE CORPORATION                  Common Stock     68389X105       2163000     74200      SOLE               X
PALL CORPORATION                    Common Stock     696429307       1610000     27000      SOLE               X
PEPSICO                             Common Stock     713448108       1912000     28820      SOLE               X
PFIZER                              Common Stock     717081103        801000     35400      SOLE               X
PHILIP MORRIS INTERNATIONAL         Common Stock     718172109       1240000     14000      SOLE               X
PRECISION CASTPARTS                 Common Stock     740189105       1979000     11450      SOLE               X
PROCTER & GAMBLE                    Common Stock     742718109       6866000    102170      SOLE               X
QUALCOMM                            Common Stock     747525103       3287000     48300      SOLE               X
RESEARCH IN MOTION, LTD             Common Stock     760975102        164000     11200      SOLE               X
SARA LEE CORP                       Common Stock     803111103        430000     20000      SOLE               X
SCHLUMBERGER LIMITED                Common Stock     806857108       3552000     50796      SOLE               X
STRYKER CORPORATION                 Common Stock     863667101        427000      7700      SOLE               X
TJX COMPANIES, INC.                 Common Stock     872540109        206000      5200      SOLE               X
THOMAS & BETTS CORP.                Common Stock     884315102        719000     10000      SOLE               X
TIME WARNER INC.                    Common Stock     887317105        220000      5850      SOLE               X
UNION PACIFIC CORP.                 Common Stock     907818108        967000      9000      SOLE               X
UNITED PARCEL SERVICE               Common Stock     911312106       4140000     51300      SOLE               X
VANGUARD EMERGING MARKETS ETF       Common Stock     922042858        482000     11100      SOLE               X
WATERS CORP                         Common Stock     941848103       5846000     63100      SOLE               X
WATTS WATER TECHNOLOGIES            Common Stock     942749102       1548000     38000      SOLE               X
WELLS FARGO                         Common Stock     30226D106       1246000     36500      SOLE               X
WISDOM TREE EMERGING MARKET
  EQUITY FUND                       Common Stock     W625942          285000      4950      SOLE               X
XYLEM INC.                          Common Stock     98419M100        399000     14400      SOLE               X
YUM! BRANDS                         Common Stock     988498101       1210000     17000      SOLE               X